Capital and reserves - Summary Of Reserves Of The Group Comprise (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Equity	$ 6,351	$ 6,468	$ 6,657	$ 8,019
Share-based payment reserve
Disclosure of reserves within equity [line items]
Equity	392	474	516	382
Foreign currency translation reserve
Disclosure of reserves within equity [line items]
Equity	(76)	(68)	(67)	(19)
Other reserve
Disclosure of reserves within equity [line items]
Equity	(119)	138	$ 153	$ 243
Reserves
Disclosure of reserves within equity [line items]
Equity	$ 197	$ 544